UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2011

Check here if Amendment [  ];               Amendment Number:
       This Amendment (Check only one):         [  ] is a restatement.
                                                [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Kuehl Shepherd Kozlowski & Associates,Inc.
      823 East Main Street, 14th Floor
      Richmond, Virginia 23219



Form 13F File Number:  28-13642

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Julie Waitman
Title: Vice President
Phone: 804-648-5008

Signature, Place, and Date of Signing:


  Julie Waitman            Richmond, VA                 7/14/2011
 ---------------------    ---------------------     -------------------
 [Signature]                 [City, State]               [Date]

Report Type                (Check only one):

[X]  13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.
[ ]  13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                                                Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                   none
                                                  -----------------------

Form 13F Information Table Entry Total:               41
                                                  -----------------------

Form 13F Information Table Value Total:             153094 (X1000)
 (x1000)
                                                  -----------------------


List of Other Included Managers:

                            Name of Reporting Manager
                           Form 13F Information Table





FORM 13F INFORMATION TABLE

    COLUMN 1                      COLUMN 2   COLUMN 3     COLUMN 4     COLUMN 5         COLUMN 6       COLUMN 7     COLUMN 8
                                  TITLE OF                  VALUE     SHRS OR SH/ PUT/  INVESTMENT      OTHER   VOTING AUTHORITY
NAME OF ISSUER                     CLASS      CUSIP      (X$1000)     PRN AMT PRN CALL  DISCRETION     MANAGERS  SOLE  SHARED NONE


-------------------------------------------------------------------------------------------------------------------------------
Altria Inc                        COM     02209S103     1130         42788SH             SOLE            NONE   41904          884
Apple, Inc.                       COM     037833100      258           769SH             SOLE            NONE     769
AT&T Inc.                         COM     00206R102      255          8106SH             SOLE            NONE    6385         1721
Bank of America Corp              COM     060505104      144         13143SH             SOLE            NONE   10600         2543
BB&T Corporation                  COM     054937107      241          8980SH             SOLE            NONE    4890         4090
Belk Inc Class A                  COM     07784H109       59         21772SH             SOLE            NONE   21772
Bristol-Meyers Squibb Co          COM     110122108      203          7000SH             SOLE            NONE    4174         2826
Capital One Financial             COM     14040H105      447          8648SH             SOLE            NONE    1640         7008
CarMax Group                      COM     143130102     2318         70087SH             SOLE            NONE   61215         8872
ChevronTexaco Corp                COM     166764100      256          2487SH             SOLE            NONE    2133          354
Cisco Systems                     COM     17275R102      165         10597SH             SOLE            NONE    8603         1994
Coca Cola                         COM     191216100      260          3858SH             SOLE            NONE    2784         1074
Cohen & Steers Global REIT ETF    ETF     00162Q106     4672        125872SH             SOLE            NONE   99850        26022
Community Bankers Tr Cp           COM     203612106       29         21398SH             SOLE            NONE    5441        15957
Dominion Resources, Inc           COM     25746U109      761         15771SH             SOLE            NONE   14296         1475
ExxonMobil                        COM     30231G102     1672         20540SH             SOLE            NONE   15947         4593
General Electric Company          COM     369604103      631         33446SH             SOLE            NONE   23536         9910
Honeywell Incorporated            COM     438516106      342          5742SH             SOLE            NONE    5742
IBM                               COM     459200101      247          1440SH             SOLE            NONE     940          500
Intel Corp                        COM     458140100      280         12623SH             SOLE            NONE    7967         4656
iShares S&P 500                   COM     464287200    11697         88333SH             SOLE            NONE   67429        20904
iShares S&P Midcap 400            COM     464287507     3649         37344SH             SOLE            NONE   27420         9924
Johnson & Johnson                 COM     478160104      301          4521SH             SOLE            NONE    3589          932
Kraft Foods Inc                   COM     50075N104      477         13542SH             SOLE            NONE   13084          458
Lakeland Bancorp                  COM      51637100      110         11003SH             SOLE            NONE   11003
Lincoln National Corp.            COM     534187109      424         14882SH             SOLE            NONE   14882
Maximus, Inc.                     COM     577933104      470          5676SH             SOLE            NONE                 5676
Pepsico                           COM     713448108      271          3850SH             SOLE            NONE    3550          300
Philip Morris Intl Inc            COM     718172109     2371         35507SH             SOLE            NONE   34256         1251
Polaris Industries  Inc           COM     731068102      661          5950SH             SOLE            NONE    4250         1700
Proctor & Gamble                  COM     742718109      428          6738SH             SOLE            NONE    5753          985
SPDR Trst Ut Series DJ Glbl REIT  ETF     78463X749     1852         47017SH             SOLE            NONE   23734        23283
SPDR Trust Unit Series S&P 500    ETF     78462F103      866          6563SH             SOLE            NONE    5104         1459
SunTrust Banks                    COM     867914103      244          9449SH             SOLE            NONE    8618          831
Vanguard Intl Equity Index        ETF     922042775     2491         50005SH             SOLE            NONE   34099        15906
Vanguard Mega Cap 300             ETF     921910873    45095       1002770SH             SOLE            NONE  714358       288412
Vanguard Mid Cap                  ETF     922908629    12157        151169SH             SOLE            NONE  112006        39163
Vanguard Small Cap Value          ETF     922908611      253          3610SH             SOLE            NONE     272         3338
Vanguard Total Bond Mkt ETF       ETF     921937835    45190        556797SH             SOLE            NONE  423011       133786
Vanguard Total Stock Mkt          ETF     922908769     9511        139050SH             SOLE            NONE   87374        51676
WellsFargo                        COM     949746101      209          7448SH             SOLE            NONE    7448


                                             TOTAL $153094
